Accounts receivable, net	6 Months Ended
Jun. 30, 2026
Credit Loss [Abstract]
Accounts receivable, net

Note 5 – Accounts receivable, net

Accounts receivable consist of the following:

	As of June 30, 2026	As of December 31, 2025
	(Unaudited)
Accounts receivable	$741,865	$245,184
Allowance for credit losses	(2,555)	(2,571)
Total accounts receivable, net	$739,310	$242,613

As of June 30, 2026 and December 31, 2025, the Company had allowance for credit losses of $2,555 and $2,571, respectively.

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

Movements of allowance for credit losses from accounts receivable are as follows:

	For the Six Months ended June 30, 2026	For the Year ended December 31, 2025
	(Unaudited)
Beginning balance	$2,571	$2,420
Exchange rate effect	(16)	151
Ending balance	$2,555	$2,571